Other Income and Expense (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Other Income And Expense (Textuals) [Abstract]
Gain on sale of Bolla and Fontana Candida trademarks			$ 20
Sales price (subject to a post-closing working capital adjustment) in cash	234
Net income	572	449	435
Other income expense [Member]
Other Income And Expense (Textuals) [Abstract]
Gain on sale of Bolla and Fontana Candida trademarks			20
Impairment charge of Don Eduardo trademark		12
Net income	$ 38